OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 3:	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2019	2018

Government authorities	$27	$32
Prepaid expenses	175	27
Lease deposits	-	29
Others	34	13

	$236	$101